Income and Expenses - Summary of Expenses by Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Staff costs	$ 1,253	$ 1,019	$ 639
Operation costs	864	462	425
Depreciation and amortization	150	345	387
Marketing expenses	206	177	65
Professional fees	$ 104	$ 82	$ 56